Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	20,412,350	34,502,500
Basic and diluted net income (loss) per ordinary share	$ (0.35)	$ 0.09
Class B [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Basic and diluted weighted average ordinary shares outstanding	7,984,399	8,625,000
Basic and diluted net income (loss) per ordinary share	$ (0.35)	$ 0.09